FORM N-PX

ICA File Number:  811-02992

Registrant Name:  Prudential National Muni Fund, Inc.

Reporting Period:  07/01/2020 - 06/30/2021

PGIM National Muni Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT